Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of carrying amounts of right-of-use assets
	Building	Music education equipment	Total
	RMB’000	RMB’000	RMB’000
At January 1, 2021	4,318	10,600	14,918
Additions	2,259	475	2,734
Depreciation charge	(3,443)	(696)	(4,139)
Lease termination	(74)	(10,379)	(10,453)
At December 31, 2021	3,060	—	3,060
Additions	8,578	—	8,578
Depreciation charge	(3,433)	—	(3,433)
Lease termination	(1,056)	—	(1,056)
As December 31, 2022	7,149	—	7,149

Schedule of carrying amounts of lease liabilities
	2022	2021
	RMB’000	RMB’000
At January 1	3,279	17,490
Additions	8,578	2,734
Accretion of interest	235	1,082
Covid-19 - related rent concessions from a lessor	(859)	—
Lease termination	(1,151)	(14,379)
Payments	(1,309)	(3,648)
At December 31	8,773	3,279
Current	4,123	2,486
Non-current	4,650	793

Schedule of unaudited amounts recognised in profit or loss
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Depreciation expense of right-of-use assets	3,433	4,139	4,480
Interest expense on lease liabilities	235	1,082	2,561
Covid-19-related rent concessions from a lessor	(859)	—	(778)
Expense relating to short term leases and leases of low-value assets included in administrative expenses	1,676	1,604	775
Total amount recognised in profit or loss	4,485	6,825	7,038

Schedule of unaudited total cash outflow for leases
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Total cash outflow for leases	2,985	5,252	5,463

Schedule of future minimum rentals receivable under non-cancellable finance leases
	December 31, 2022	December 31, 2021
	RMB’000	RMB’000
Amounts receivable:
Within one year	—	357
Total future undiscounted minimum rentals receivables	—	357
Unearned finance income	—	(2)
Net investments in subleases	—	355
Current	—	355
Non-current	—	—